Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Vessel operating expenses	$ (43,129)	$ (46,218)	$ (86,177)	$ (96,867)
Strategic and administrative service fees	(9,198)	(7,143)	(18,240)	(15,115)
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	(252)	(248)	(504)	(496)
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(68)	(144)	(155)	(242)
Technical management fee revenues
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 174	$ 169	$ 344	$ 347